Financial Highlights - Schedule of condensed financial information for an accumulation unit of the account (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Per Accumulation Unit Data:
Rental income (in dollars per share)	$ 21.145	$ 18.165	$ 17.757	$ 17.132	$ 16.433
Real estate property level expenses and taxes (in dollars per share)	10.067	8.734	8.548	7.722	7.534
Real estate income, net (in dollars per share)	11.078	9.431	9.209	9.410	8.899
Other income (in dollars per share)	4.980	6.752	6.162	4.762	3.594
Total income (in dollars per share)	16.058	16.183	15.371	14.172	12.493
Expense charges (in dollars per share)	3.562	3.439	3.161	3.318	3.290
Investment income, net (in dollars per share)	12.496	12.744	12.210	10.854	9.203
Net realized and unrealized (loss) gain on investments and loans payable (in dollars per share)	(16.196)	10.262	6.877	5.839	9.660
Net increase in Accumulation Unit Value (in dollars per share)	(3.700)	23.006	19.087	16.693	18.863
Accumulation Unit Value:
Beginning of period (in dollars per share)	440.422	417.416	398.329	381.636	362.773
End of period (in dollars per share)	$ 436.722	$ 440.422	$ 417.416	$ 398.329	$ 381.636
Total return	(0.84%)	5.51%	4.79%	4.37%	5.20%
Ratios to Average net Assets:
Expenses	0.81%	0.78%	0.76%	0.83%	0.86%
Investment income, net	2.85%	2.90%	2.95%	2.72%	2.41%
Portfolio turnover rate:
Real estate properties	7.10%	7.80%	11.80%	2.70%	1.30%
Marketable securities	113.40%	28.70%	5.10%	5.70%	3.50%
Accumulation Units outstanding at end of period (millions) (in shares)	52.0	60.8	60.7	61.3	62.4
Net assets end of period (millions)	$ 23,243.9	$ 27,307.9	$ 25,842.6	$ 24,942.6	$ 24,304.7